Property, plant and equipment (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss recognised in profit or loss, property, plant and equipment	$ 0	$ 0
Property, plant and equipment, pledged as security	124,500,000		$ 119,400,000
Gross carrying amount | Facility Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Additions other than through business combinations, property, plant and equipment	11,300,000
Accumulated depreciation and amortisation
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation, property, plant and equipment	$ 8,300,000	$ 6,800,000